BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                                   22nd Floor
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com



                                  May 15, 2008


BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                    Re:  Cash Assets Trust
                    File Nos. 2-92164 and 811-4066

Dear Sirs:

     On behalf of the three portfolios of Cash Assets Trust (the "Funds") we enclose for filing with the Commission, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, a form of preliminary proxy statement and forms of proxies for an annual meeting and special meeting of shareholders of the Funds, to be held July 16, 2008.

         The staff is advised that there is a joint proxy statement for both annual and special meetings of each of the Funds. The annual meetings deal only with routine items: election of Trustees and approval of independent registered public accounting firm. The special meetings will consider a non-routine matter described in the joint proxy material: Proposal No. 1, consideration of a new Advisory Agreement. The reasons for this proposal are described under Proposal No. 1 for the Special Meeting in the attached proxy statement, but the purpose of the proposal is to adopt fee rates and breakpoints which differ from those in the current advisory agreements and eliminate current fee limitations, all of which changes operate in conjunction with related changes in the administration agreements of the respective Funds. The terms of the new agreements are otherwise substantially identical to those of the existing agreements. Selective review would be appropriate.

     Please address any comments to me or my partner, Robert I. Jones, at the above telephone number and address.

                                            Very truly yours,

                                            /s/ William L.D. Barrett

                                            William L. D. Barrett